Quarterly Results (unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

The following table sets forth our unaudited historical revenues, operating loss and net (loss) income by quarter during 2012 and 2013.

	Quarter Ended
(Dollars in thousands, except per share amounts)	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012	March 31, 2013	June 30, 2013	September 30, 2013	December 31, 2013
Revenues:
Technology	$3,943	$3,895	$3,691	$3,598	$2,627	$2,807	$3,130	$2,858
Products and licensing	2,338	1.993	2,021	1,986	1,478	2,024	1,569	1,841

Total revenues	6,281	5,888	5,712	5,584	4,105	4,831	4,699	4,699
Gross Margin	2,533	2,315	2,266	1,778	1,135	1,777	1,677	1,460
Operating loss	(867)	(922)	(1,020)	(1,322)	(2,241)	(1,739)	(1,302)	(2,753)
Loss from continuing operations, net	(712)	(681)	(759)	(1,076)	(1,319)	(1,035)	(775)	(2,379)
Income/(loss) from discontinued operations net of income taxes	378	438	539	489	4,105	83	161	356
Net income/(loss)	(334)	(243)	(220)	(587)	2,786	(952)	(614)	(2,023)
Net (loss)/income attributable to common stockholders	$(369)	$(269)	$(254)	$(612)	$2,762	$(978)	$(640)	$(2,049)

Net loss per share from continuing operations:
Basic	$(0.05)	$(0.05)	$(0.05)	$(0.08)	$(0.09)	$(0.07)	$(0.05)	$(0.16)
Diluted	$(0.05)	$(0.05)	$(0.05)	$(0.08)	$(0.09)	$(0.07)	$(0.05)	$(0.16)
Net income/(loss) per share from discontinued operations:
Basic	$0.03	$0.03	$0.04	$0.03	$0.29	$0.01	$0.01	$0.03
Diluted	$0.03	$0.03	$0.04	$0.03	$0.29	$0.01	$0.01	$0.03
Net (loss)/income attributable to common stockholders:
Basic	$(0.03)	$(0.02)	$(0.02)	$(0.04)	$0.20	$(0.07)	$(0.04)	$(0.14)
Diluted	$(0.03)	$(0.02)	$(0.02)	$(0.04)	$0.20	$(0.07)	$(0.04)	$(0.14)
Weighted average shares:
Basic and Diluted	13,850,667	13,892,816	13,939,938	14,008,772	14,011,814	14,362,494	14,441,707	14,488,060